CASH RESERVES AND INTEREST-BEARING DEPOSITS IN OTHER BANKS (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH RESERVES AND INTEREST-BEARING DEPOSITS IN OTHER BANKS [Abstract]
Average cash reserve balances as required by the Federal Reserve Bank	$ 500,000	$ 500,000
Amounts above the required minimum balance as required by the Federal Reserve Bank	28,000,000	19,800,000	39,700,000
Short-term certificates of deposit held in increments that are within FDIC insurance limits	$ 2,200,000	$ 2,100,000	$ 2,100,000